The Armada Advantage Fund
Semi-Annual Report

[graphic omitted]

June 30, 2000

[Armada Advantage logo omitted]

                       SEMI-ANNUAL REPORT -- JUNE 30, 2000

                                TABLE OF CONTENTS

THE ARMADA ADVANTAGE FUND           President's Message........................1
ARMADA ADVANTAGE BOND FUND          FINANCIAL STATEMENTS
ARMADA ADVANTAGE INTERNATIONAL        Financial Highlights.....................2
EQUITY FUND                           Schedules of Investments.................7
ARMADA ADVANTAGE                      Statements of Assets and Liabilities....17
MID CAP GROWTH FUND                   Statements of Operations................18
ARMADA ADVANTAGE
  SMALL CAP GROWTH FUND               Statements of Changes in Net Assets.....19
ARMADA ADVANTAGE EQUITY GROWTH FUND   Notes to Financial Statements...........21








Not FDIC Insured   No Bank Guarantee May Lose Value

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, National City Corporation or any of its affiliates. Shares of the Funds are not federally insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board of any other agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal.

This report is submitted for the general information of shareholders of The Armada Advantage Fund. It is not authorized for distribution to prospective shareholders unless accompanied by or preceded by a prospectus.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000

Dear Shareholders:

Over the course of the six months ended June 30, 2000, volatility and interest rate anxiety were major themes in the equity markets. Meanwhile, the fixed income markets managed to post positive returns, as the Federal Reserve's campaign to slow economic growth appeared to calm some of the market's interest rate fears.

During this period, we've continued our commitment to providing variable annuity products to our customers. On June 19, 2000, we began offering the Armada Advantage Mid Cap Growth Fund, the Armada Advantage International Equity Fund and the Armada Advantage Equity Growth Fund (launched last year) in the NatCity Director, our new annuity product.

Effective May 1, we changed The Parkstone Advantage Fund name to "The Armada Advantage Fund". This change was completed in anticipation of the June 2000 reorganization of The Parkstone Group of Funds with Armada Funds. While all investment objectives remain the same, three subaccount names have also changed to reflect the new names of their mutual fund counterparts:

   Armada Advantage International Equity Fund
     (formerly International Discovery Fund)

   Armada Advantage Small Cap Growth Fund
     (formerly Small Capitalization Fund)

   Armada Advantage Mid Cap Growth Fund
     (formerly Mid Capitalization Fund)

In the pages that follow, you will find financial information for each of the five Armada Advantage subaccounts for the six-month period ended June 30, 2000.

Thank you for your investment in The Armada Advantage Fund. If you have any questions about the Fund or your account, please call us at 1-800-355-4555.

Sincerely,

/S/signature omitted

Herbert R. Martens, Jr.
President

                                                 [Armada Advantage logo omitted]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
BOND FUND

                                                      SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                                        ENDED       -------------------------------------------------------
                                                       JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT                       2000
  THE PERIOD                                          (UNAUDITED)    1999        1998         1997        1996        1995
                                                      -----------   ------     -------      -------      ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $ 9.72      $10.92     $ 10.70      $ 10.33      $10.50     $  9.35
                                                        ------      ------     -------      -------      ------     -------
INVESTMENT ACTIVITIES
   Net investment income .............................    0.34        0.96        0.51         0.48        0.36        0.40
   Net realized and unrealized gains/(losses)
     on investments ..................................   (0.11)      (1.19)       0.20         0.30       (0.18)       1.17
                                                        ------      ------     -------      -------      ------     -------
       Total from Investment Operations ..............    0.23       (0.23)       0.71         0.78        0.18        1.57
                                                        ------      ------     -------      -------      ------     -------
LESS DISTRIBUTIONS
   Dividends from net investment income ..............      --       (0.83)      (0.49)       (0.41)      (0.35)      (0.42)
   Distributions from net realized capital gains .....      --       (0.14)         --           --          --          --
                                                        ------      ------     -------      -------      ------     -------
       Total Distributions ...........................      --       (0.97)      (0.49)       (0.41)      (0.35)      (0.42)
                                                        ------      ------     -------      -------      ------     -------
   NET ASSET VALUE, END OF PERIOD ....................  $ 9.95      $ 9.72     $ 10.92      $ 10.70      $10.33     $ 10.50
                                                        ======      ======     =======      =======      ======     =======
Total Return .........................................    2.37%(b)   (1.96%)      6.71%        7.69%       1.83%      16.98%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (000) ......................  $6,931      $7,470     $12,337      $11,856      $9,754      $6,758
Ratio of expenses to average net assets ..............    2.00%(c)    1.29%       1.44%        1.36%       1.29%       1.57%
Ratio of net investment income to average
   net assets ........................................    5.34%(c)    5.25%       5.00%        5.36%       5.32%       5.31%
Ratio of expenses to average net assets* .............     (a)         (a)        1.50%         (a)         (a)         (a)
Portfolio turnover rate ..............................     104%        242%        190%         144%        492%        178%

-----------
*  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios have been indicated.
(a)There were no waivers or reimbursements during this period.
(b)Total return is for the period indicated and has not been annualized.
(c)Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        2

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
INTERNATIONAL EQUITY FUND

                                                     SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                                        ENDED      --------------------------------------------------------
                                                      JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT                      2000
  THE PERIOD                                         (UNAUDITED)    1999(B)     1998         1997        1996        1995
                                                     -----------   --------    -------      -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ................  $ 20.51     $ 13.83     $ 12.44      $ 12.18     $ 10.59     $  9.65
                                                       -------     -------     -------      -------     -------     -------
INVESTMENT ACTIVITIES
   Net investment loss ..............................    (0.05)      (0.10)      (0.10)       (0.06)      (0.04)      (0.03)
   Net realized and unrealized gains/(losses)
     on investments .................................    (1.38)       7.54        1.55         0.32        1.67        0.97
                                                       -------     -------     -------      -------     -------     -------
       Total from Investment Operations .............    (1.43)       7.44        1.45         0.26        1.63        0.94
                                                       -------     -------     -------      -------     -------     -------
LESS DISTRIBUTIONS
   Dividends from net investment income .............       --          --          --           --       (0.04)         --
   Distributions from net realized capital gains ....       --       (0.76)      (0.06)          --          --          --
                                                       -------     -------     -------      -------     -------     -------
    Total Distributions .............................       --       (0.76)      (0.06)          --       (0.04)         --
                                                       -------     -------     -------      -------     -------     -------
   NET ASSET VALUE, END OF PERIOD ...................  $ 19.08     $ 20.51     $ 13.83      $ 12.44     $ 12.18     $ 10.59
                                                       =======     =======     =======      =======     =======     =======
Total Return ........................................    (6.97%)(c)  55.70%      11.61%        2.13%      15.41%       9.74%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ...................  $18,543     $20,584     $18,371      $18,784     $17,001     $11,645
Ratio of expenses to average net assets .............     1.90%(d)    2.01%       2.05%        1.90%       2.00%       2.38%
Ratio of net investment income to average
   net assets .......................................    (0.49%)(d)  (0.69%)     (0.66%)      (0.46%)     (0.35%)     (0.39%)
Ratio of expenses to average net assets* ............     1.92%(d)     (a)        2.11%         (a)         (a)         (a)
Portfolio turnover rate .............................       64%        115%         73%          34%         65%         86%
-------------

*  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios have been indicated.
(a)There were no waivers or reimbursements during this period.
(b)Per share data calculated using average shares outstanding method.
(c)Total return is for the period indicated and has not been annualized.
(d)Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
MID CAP GROWTH FUND

                                                     SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                                        ENDED      --------------------------------------------------------
                                                      JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT                      2000
  THE PERIOD                                         (UNAUDITED)    1999        1998         1997        1996        1995
                                                     -----------   -------     -------      -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD ................  $ 21.27     $ 15.70     $ 14.23      $ 14.60     $ 12.44     $  9.64
                                                       -------     -------     -------      -------     -------     -------
INVESTMENT ACTIVITIES
   Net investment loss ..............................    (0.19)      (0.41)      (0.16)       (0.11)      (0.09)      (0.08)
   Net realized and unrealized gains
     on investments .................................     3.04        7.08        1.63         1.90        2.25        2.88
                                                       -------     -------     -------      -------     -------     -------
       Total from Investment Operations .............     2.85        6.67        1.47         1.79        2.16        2.80
                                                       -------     -------     -------      -------     -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized capital gains ....       --       (1.10)         --        (2.16)         --          --
                                                       -------     -------     -------      -------     -------     -------
NET ASSET VALUE, END OF PERIOD ......................  $ 24.12     $ 21.27     $ 15.70      $ 14.23     $ 14.60     $ 12.44
                                                       =======     =======     =======      =======     =======     =======
Total Return ........................................    13.40%(b)   44.36%      10.33%       12.58%      17.36%      29.05%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ...................  $23,959     $22,967     $29,066      $31,059     $24,041     $14,977
Ratio of expenses to average net assets .............     1.66%(c)    1.59%       1.51%        1.53%       1.42%       1.62%
Ratio of net investment income to average
   net assets .......................................    (1.09%)(c)  (1.09%)     (0.98%)      (0.88%)     (0.73%)     (0.84%)
Ratio of expenses to average net assets* ............     1.69%(c)     (a)        1.57%         (a)         (a)         (a)
Portfolio turnover rate .............................       97%        139%         71%          55%        127%         44%
--------------

*  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios have been indicated.
(a)There were no waivers or reimbursements during this period.
(b)Total return is for the period indicated and has not been annualized.
(c)Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        4

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
SMALL CAP GROWTH FUND

                                                      SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                                        ENDED      --------------------------------------------------------
                                                      JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT                      2000
  THE PERIOD                                         (UNAUDITED)    1999        1998         1997        1996        1995
                                                     -----------   -------     -------      -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .................  $20.77     $ 16.69     $ 17.12      $ 18.20     $ 15.71     $ 11.58
                                                        ------     -------     -------      -------     -------     -------
INVESTMENT ACTIVITIES
   Net investment loss ...............................   (0.14)      (0.22)      (0.20)       (0.20)      (0.15)      (0.15)
   Net realized and unrealized gains/(losses)
     on investments ..................................    1.91        5.16       (0.23)       (0.79)       4.79        4.28
                                                        ------     -------     -------      -------     -------     -------
       Total from Investment Operations ..............    1.77        4.94       (0.43)       (0.99)       4.64        4.13
                                                        ------     -------     -------      -------     -------     -------
LESS DISTRIBUTIONS
   Distributions from net realized capital gains .....      --       (0.86)         --        (0.09)      (2.15)         --
                                                        ------     -------     -------      -------     -------     -------
NET ASSET VALUE, END OF PERIOD .......................  $22.54     $ 20.77     $ 16.69      $ 17.12     $ 18.20     $ 15.71
                                                        ======     =======     =======      =======     =======     =======
Total Return .........................................    8.52%(b)   31.24%      (2.51%)      (5.47%)     29.66%      35.66%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .................... $16,932     $16,473     $22,454      $26,860     $24,495     $13,273
Ratio of expenses to average net assets ..............    1.60%(c)    1.65%       1.53%        1.55%       1.40%       1.64%
Ratio of net investment income to average
   net assets ........................................   (0.81%)(c)  (1.08%)     (1.14%)      (1.20%)     (1.06%)     (1.29%)
Ratio of expenses to average net assets* .............     (a)         (a)        1.60%         (a)         (a)         (a)
Portfolio turnover rate ..............................      68%        135%         83%          51%         60%         64%
--------------

*  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios have been indicated.
(a)There were no waivers or reimbursements during this period.
(b)Total return is for the period indicated and has not been annualized.
(c)Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        5

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
EQUITY GROWTH FUND

                                                                SIX MONTHS
                                                                   ENDED            PERIOD ENDED
FOR A SHARE OUTSTANDING THROUGHOUT                             JUNE 30, 2000        DECEMBER 31,
  THE PERIOD                                                    (UNAUDITED)             1999+
                                                               -------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................  $11.40               $10.00
                                                                   ------               ------
INVESTMENT ACTIVITIES
   Net investment income/(loss) .................................    0.01                (1.00)
   Net realized and unrealized gains on investments .............    0.20                 2.40
                                                                   ------               ------
       Total from Investment Activities .........................    0.21                 1.40
                                                                   ------               ------
NET ASSET VALUE, END OF PERIOD ..................................  $11.61               $11.40
                                                                   ------               ======
Total Return ....................................................    1.84%(a)            14.00%(a)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ...............................  $5,803               $5,700
Ratio of expenses to average net assets .........................    1.11%(b)             1.00% (b)
Ratio of net investment income/(loss) to average net assets .....    0.03%(b)            (1.09%)(b)
Ratio of expenses to average net assets* ........................    1.86%(b)             1.75% (b)
Portfolio turnover rate .........................................      13%                  26%
------------

*  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios have been indicated.
+  Fund commenced operations on September 13, 1999.
(a)Total return is for the period indicated and has not been annualized.
(b)Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        6

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
BOND FUND

 PRINCIPAL                                          MARKET
  AMOUNT                SECURITY                     VALUE
   (000)               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------
CORPORATE BONDS (19.0%):
Banks (3.4%):
    $ 60   Bank of America, 7.875%, 05/16/05 ....  $   61
     100   First Chicago, 6.875%, 06/15/03 ......      98
      85   First Union, 6.950%, 11/01/04 ........      83
                                                   ------
                                                      242
                                                   ------
Building & Construction (1.2%):
     115   Armstrong World, 7.450%, 05/15/29 ....      81
                                                   ------
Chemical (1.0%):
      70   E.I. Du Pont De Nemours,
             6.875%, 10/15/09 ...................      68
                                                   ------
Computer Software (2.4%):
     175   Computer Associates,
             6.250%, 04/15/03 ...................     168
                                                   ------
Electrical Services (0.9%):
      70   Western Resources, 6.875%, 08/01/04 ..      61
                                                   ------
Financial Services (4.4%):
      70   Morgan Stanley Dean Witter,
             8.000%, 06/15/10 ...................      71
     105   Salomon Smith Barney,
             6.250%, 01/15/05 ...................     100
     140   United Dominion Realty,
             8.625%, 03/15/03 ...................     140
                                                   ------
                                                      311
                                                   ------
Insurance (0.9%):
      85   Conseco, 8.750%, 02/09/04 ............      60
                                                   ------
Leisure (1.4%):
      95   Hasbro, 7.950%, 03/15/03 .............      96
                                                   ------
Retail (2.0%):
      50   J.C. Penney, 6.125%, 11/15/03 ........      45
     105   J.C. Penney, 7.600%, 04/01/07 ........      93
                                                   ------
                                                      138
                                                   ------
Wholesale (1.4%):
     105   Arrow Electronic, 6.875%, 06/01/18 ...      94
                                                   ------
Total Corporate Bonds (Cost $1,382) .............   1,319
                                                   ------
ASSET BACKED SECURITIES (13.1%):
     120   DVI Receivables Corporation,
             Series 2000-1, Cl A4,
             7.780%, 06/14/08 ...................     121
     160   First Security Auto Owner Trust,
             Series 1999-1, Cl A4,
             5.740%, 06/15/04 ...................     156

 PRINCIPAL                                          MARKET
  AMOUNT                SECURITY                     VALUE
   (000)               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------
ASSET BACKED SECURITIES, CONTINUED:
   $ 200   IMC Home Equity Loan Trust,
             Series 1997-7, Cl A5,
             6.760%, 10/20/20 ...................   $ 196
      75   Metris Master Trust, Series 1997-1, Cl A,
             6.870%, 10/20/05 ...................      75
     100   New Century Home Equity,
             Series 1997-NC6, Cl A6,
             7.010%, 05/25/26 ...................      97
     175   PNC Trust, Series 1998-7, Cl A5, 6.750%,
             09/25/28 ...........................     162
     100   Saxon Asset Security Trust, Series 1999-3,
             Cl AF6, 7.525%, 06/25/14 ...........      99
                                                   ------
Total Asset Backed Securities (Cost $931) .......     906
                                                   ------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.5%):
     235   Credit Suisse First Boston Mortgage
             Securities, Series 1997-C1, Cl A1C,
             7.240%, 04/20/07 ...................     232
      90   Prudential Securities Secured Financing,
             Series 1998-C1, Cl A1B,
             6.506%, 07/15/08 ...................      85
     155   Prudential Securities Secured Financing,
             Series 1998-C1, Cl A1A3,
             6.350%, 09/15/07 ...................     147
      25   Prudential Securities Secured Financing,
             Series 1999-NRF1, Cl A2,
             6.480%, 01/15/09 ...................      23
     195   Residential Asset Securitization Trust,
             Series 1999-KS1, Cl AI8,
             6.320%, 04/25/30 ...................     183
     103   Residential Asset Securitization Trust,
             Series 2000-A3, Cl A2,
             8.000%, 05/25/30 ...................     104
      90   Residential Funding Mortgage Securities I,
             Series 2000-HI1, Cl AI2,
             7.580%, 09/25/10 ...................      89
                                                   ------
Total Collateralized Mortgage Obligations
             (Cost $871) ........................     863
                                                   ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (32.3%):
Federal National Mortgage Association (11.6%):
     583   6.000%, 08/01/28 .....................     535
     278   7.000%, 09/01/27-11/01/28 ............     270
                                                   ------
                                                      805
                                                   ------
Government National Mortgage Association (16.1%):
     406   6.500%, 09/15/23 - 06/15/29 ..........     388
     668   7.500%, 08/15/25 - 01/15/30 ..........     662
      65   8.000%, 01/15/30 .....................      66
                                                   ------
                                                    1,116
                                                   ------

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
BOND FUND (CONCLUDED)

SHARES OR
 PRINCIPAL                                          MARKET
  AMOUNT                SECURITY                     VALUE
   (000)               DESCRIPTION                   (000)
----------  -----------------------------------  ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED:
United States Department of Veteran Affairs (4.6%):
  $  115   6.000%, 06/15/25 .....................  $  108
      86   7.250%, 12/15/15 .....................      86
     125   7.500%, 06/15/30 .....................     125
                                                   ------
                                                      319
                                                   ------
Total U.S. Government Agency Obligations
   (Cost $2,275) ................................   2,240
                                                   ------
U.S. TREASURY OBLIGATIONS (21.3%):
U.S. Treasury Bonds (7.2%):
     495   6.250%, 08/15/23 .....................     498
                                                   ------
U.S. Treasury Notes (8.7%):
      90   6.125%, 08/15/07 .....................      89
     230   6.250%, 10/31/01- 08/31/02 ...........     229
     285   6.500%, 05/15/05 .....................     288
                                                   ------
                                                      606
                                                   ------
U.S. Treasury Inflationary Protection Security (5.4%):
     374   3.625%, 07/15/02 .....................     372
                                                   ------
Total U.S. Treasury Obligations (Cost $1,450) ...   1,476
                                                   ------
CASH EQUIVALENT (1.0%):
  71,202   Goldman Sachs Financial Prime Obligation
             Money Market Fund ..................      71
                                                   ------
Total Cash Equivalent (Cost $71) ................      71
                                                   ------
Total Investments (Cost $6,980) -- 99.2% ........   6,875
                                                   ------
Other Assets and Liabilities, Net 0.8% ..........      56
                                                   ------
Total Net Assets -- 100.0% ......................   6,931
                                                   ======

---------------
CL -- CLASS

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        8

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
INTERNATIONAL EQUITY FUND

                                                    MARKET
                        SECURITY                     VALUE
  SHARES               DESCRIPTION                   (000)
----------  --------------------------------  -------------------
FOREIGN COMMON STOCK (96.4%):
Australia (1.0%):
  10,957   National Australia Bank*# ............  $  182
                                                   ------
Austria (0.8%):
   3,025   Mayr Melnhof Karton* .................     143
                                                   ------
Canada (0.5%):
   2,700   Talisman Energy* .....................      89
                                                   ------
Denmark (1.3%):
   1,398   Novo-Nordisk, Series B ...............     237
                                                   ------
Finland (3.2%):
  10,020   Nokia, ADR ...........................     500
   2,054   Sonera Oyj ...........................      93
                                                   ------
                                                      593
                                                   ------
France (14.0%):
   3,900   Alcatel ..............................     255
     664   Altran Technologies ..................     130
   2,843   Aventis ..............................     207
   2,152   AXA# .................................     338
     203   Bouygues* ............................     135
   1,157   Castorama Dubois Investisse ..........     285
     704   Coflexip Stena Offshore ..............      85
     581   France Telecom# ......................      81
     150   L'Oreal* .............................     130
     310   LVMH Moet-Hennessy Luis Vuitton* .....     127
   1,428   STMicroelectronics# ..................      90
   1,000   Societe Television Francaise .........      69
   3,506   Thomson Multimedia*# .................     226
   2,941   Total Fina Elf, Cl B .................     450
                                                   ------
                                                    2,608
                                                   ------
Germany (8.4%):
     663   Allianz* .............................     240
     200   Brainpool TV* ........................      17
     707   Consors Discount-Broker*# ............      63
   2,762   Deutsche Bank ........................     227
   3,673   Deutsche Telekom .....................     208
   1,441   Epcos ................................     145
   1,599   HypoVereinsbank ......................     104
     684   Infineon Technologies ................      54
     114   Infineon Technologies, ADR* ..........       9
     554   Muenchener Rueckversicher* ...........     175
   1,839   SAP, ADR .............................      86
   1,534   Siemens ..............................     230
                                                   ------
                                                    1,558
                                                   ------
Hong Kong (5.0%):
  47,000   Cathay Pacific Airways ...............      87
  22,354   China Telecom ........................     197
   2,000   China Unicom* ........................       4
  52,000   Giordano .............................      79
  10,519   HSBC Holdings* .......................     120
  14,804   Hutchison Whampoa* ...................     186

 PRINCIPAL                                          MARKET
  AMOUNT                SECURITY                     VALUE
   (000)               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------
FOREIGN COMMON STOCK, CONTINUED:
  17,418   Johnson Electric Holdings* ...........  $  165
  18,000   Li & Fung ............................      90
                                                   ------
                                                      928
                                                   ------
Ireland (0.5%):
   1,800   Parthus Technologies* ................       5
  11,800   Ryanair Holdings* ....................      87
                                                   ------
                                                       92
                                                   ------
Israel (1.0%):
     400   Check Point Software .................      85
   1,700   Teva Pharmaceutical ..................      94
                                                   ------
                                                      179
                                                   ------
Italy (5.5%):
   5,225   Assicurazioni Generali ...............     179
  10,500   Banca Intesa .........................      47
  12,780   Bipop-Carire# ........................     100
  11,761   Bulgari* .............................     157
  25,769   Saipem* ..............................     152
  15,208   Telecom Italia*# .....................     209
  18,017   Telecom Italia Mobile*# ..............     184
                                                   ------
                                                    1,028
                                                   ------
Japan (17.0%):
   2,400   Canon* ...............................     120
  15,208   Chugai Pharmaceutical*# ..............     288
   4,517   Daiichi Pharmaceutical # .............     115
     708   Fanuc ................................      72
   2,649   Meitec ...............................     105
   8,382   Mitsui Fudosan .......................      91
  11,870   NEC* .................................     373
      12   NTT Docomo* ..........................     325
  23,051   Sanyo Electric .......................     208
  18,000   Sekisui House* .......................     167
   1,198   SMC ..................................     226
     468   Softbank# ............................      64
   5,443   Takeda Chemical Industries* ..........     357
  14,738   Tokio Marine & Fire Insurance ........     170
     533   Tokyo Electron .......................      73
  11,627   Toshiba ..............................     131
   5,961   Toyota Motor* ........................     272
                                                   ------
                                                    3,157
                                                   ------
Mexico (0.6%):
   1,850   Telefonos de Mexico, ADR* ............     106
                                                   ------
Netherlands (7.2%):
   3,292   Aegon ................................     117
   8,172   Asahi Glass ..........................      91
   3,481   Heineken* ............................     211
   2,942   ING Groep ............................     198
   5,041   Philips Electronics ..................     237
     542   Qiagen* ..............................      94
   3,473   Royal Dutch Petroleum* ...............     215
   3,725   Unilever .............................     170
                                                   ------
                                                    1,333
                                                   ------

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
INTERNATIONAL EQUITY FUND (CONCLUDED)

                                                    MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
----------  -------------------------------  ---------------------
FOREIGN COMMON STOCK, CONTINUED:
Norway (2.0%):
   3,500   Norsk Hydro* ........................  $   147
   8,500   Tomra Systems .......................      225
                                                  -------
                                                      372
                                                  -------
Singapore (2.9%):
  15,200   City Developments ...................       59
   3,800   Creative Technology .................       92
  14,000   Datacraft Asia ......................      123
  15,573   DBS Group Holdings ..................      200
  46,000   Singapore Tech Engineering ..........       68
                                                  -------
                                                      542
                                                  -------
South Korea (1.5%):
   4,057   Korea Electric Power, ADR ...........       75
     570   Samsung Electronics, GDR ............      112
   2,500   SK Telecom, ADR .....................       91
                                                  -------
                                                      278
                                                  -------
Spain (2.1%):
   9,125   Banco Santander Central Hispano .....       96
   4,467   Endesa* .............................       86
   9,008   Telefonica* .........................      193
     433   Terra Networks* .....................       17
                                                  -------
                                                      392
                                                  -------
Sweden (0.9%):
   7,941   Ericsson, ADR .......................      159
                                                  -------
Switzerland (6.5%):
     103   Adecco ..............................       87
       5   China Unicom, ADR
     493   Credit Suisse Group* ................       98
      15   Disetronic ..........................      100
     144   Holderbank Financiere Glarus* .......      176
      65   Julius Baer Holdings ................      257
     121   Nestle* .............................      242
     156   Novartis ............................      247
                                                  -------
                                                    1,207
                                                  -------
Taiwan (0.9%):
   4,182   Taiwan Semiconductor, ADR* ..........      162
                                                  -------
United Kingdom (13.6%):
   8,462   Abbey National ......................      101
   9,376   Amvescap ............................      151
   7,206   Barclays ............................      180
  31,804   BP Amoco ............................      306
     523   BP Amoco, ADR .......................       30
   1,597   Colt Telecom Group* .................       53
  15,348   Compass Group .......................      203
  28,800   Diageo* .............................      259
   8,052   Marconi .............................      105
  20,656   National Grid Holdings ..............      163

                                                   MARKET
                         SECURITY                   VALUE
  SHARES               DESCRIPTION                  (000)
---------- ----------------------------------- -----------------
FOREIGN COMMON STOCK, CONTINUED:
   6,892   Pearson ............................   $   219
  13,972   Scottish Power .....................       119
   8,775   SmithKline Beecham ..................      116
   7,187   Standard Chartered ..................       90
 107,628   Vodafone Group ......................      436
                                                  -------
                                                    2,531
                                                  -------

Total Foreign Common Stocks (Cost $13,857) .....   17,876
                                                  -------
COMMON STOCK (0.6%):
   1,400   Amdocs Ltd* .........................      107
                                                  -------
Total Common Stock (Cost $104) .................      107
                                                  -------
CASH EQUIVALENT (3.1%):
 581,909   Goldman Sachs Financial Square
             Premium Money Market Fund, ........      582
                                                  -------

Total Cash Equivalent (Cost $582) ..............      582
                                                  -------

Total Investments (Cost $14,551)-- 100.1% ......   18,565
                                                  -------
Other Assets and Liabilities, Net (0.1%) .......      (22)
                                                  -------
Total Net Assets -- 100.0% .....................  $18,543
                                                  =======

------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
ADR -- AMERICAN DEPOSITORY RECEIPT
GDR -- GLOBAL DEPOSITORY RECEIPT
CL -- CLASS
LTD -- LIMITED

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
MID CAP GROWTH FUND

                                                    MARKET
                        SECURITY                     VALUE
  SHARES               DESCRIPTION                   (000)
----------  --------------------------------  --------------------
COMMON STOCK (95.3%):
Air Transportation (1.0%):
  12,100   Southwest Airlines ...................  $  229
                                                   ------
Broadcasting, Newspapers & Advertising (2.4%):
   2,100   Univision Communications* ............     217
  10,750   Westwood One* ........................     367
                                                   ------
                                                      584
                                                   ------
Communications Equipment (10.5%):
   3,900   Carrier Access*# .....................     206
   6,050   Commscope* ...........................     248
   3,350   Comverse Technology* .................     312
   2,750   Copper Mountain Networks* ............     242
   2,900   F5 Networks* .........................     158
   1,050   Foundry Networks* ....................     115
   3,600   Harmonic* ............................      89
   2,100   Micromuse* ...........................     348
   1,700   Redback Networks* ....................     303
   3,200   Scientific-Atlanta ...................     238
   2,800   Sonicwall* ...........................     247
                                                   ------
                                                    2,506
                                                   ------
Computer Hardware (1.0%):
   4,300   Gateway* .............................     244
                                                   ------
Computer Equipment (1.8%):
   6,550   Electronics For Imaging* .............     166
   3,900   Lexmark International, Cl A* .........     262
                                                   ------
                                                      428
                                                   ------
Computer Software (15.9%):
   2,000   Adobe Systems ........................     260
   1,550   Alteon Websystems* ...................     155
   3,100   American Power Conversion* ...........     127
   4,700   BEA Systems* .........................     232
   3,900   BroadVision* .........................     198
   2,150   Brocade Communications System* .......     394
   1,600   Inktomi* .............................     189
   3,800   Intuit* ..............................     157
   3,000   Iona Technologies, ADR* ..............     189
   2,300   Macromedia* ..........................     222
   2,900   Mercury Interactive* .................     281
   4,150   Rational Software* ...................     386
   2,900   Real Network* ........................     147
   6,400   Remedy* ..............................     357
   4,500   Symantec* ............................     243
   5,250   Vignette* ............................     273
                                                   ------
                                                    3,810
                                                   ------

                                                    MARKET
                        SECURITY                     VALUE
  SHARES               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------
COMMON STOCK, CONTINUED:
Drugs & Health Care (6.8%):
   2,500   Alza* ................................  $  148
   5,550   Forest Laboratories* .................     561
   4,500   Immunex*# ............................     222
   3,650   Ivax .................................     151
   3,500   King Pharmaceuticals* ................     154
   3,150   Medimmune* ...........................     233
   1,300   Sepracor* ............................     157
                                                   ------
                                                    1,626
                                                   ------
Electronics (0.4%):
   4,350   Gentex* ..............................     109
                                                   ------
Energy Services (6.1%):
   4,950   BJ Services Companies* ...............     309
   9,500   Ensco International ..................     340
   9,000   Global Marine* .......................     254
   6,700   Nabors Industries* ...................     278
   6,750   Noble Drilling* ......................     278
                                                   ------
                                                    1,459
                                                   ------
Entertainment (0.6%):
   2,200   Macrovision* .........................     141
                                                   ------
Financial Services (1.7%):
   4,650   Capital One ..........................     207
   2,100   Providian Financial ..................     189
                                                   ------
                                                      396
                                                   ------
Insurance (1.3%):
   6,850   Aflac ................................     315
                                                   ------
Medical & Medical Services (3.1%):
   3,350   Allergan .............................     250
  10,450   Boston Scientific* ...................     229
   2,300   Cytyc* ...............................     123
   3,500   Stryker ..............................     153
                                                   ------
                                                      755
                                                   ------
Men's Clothing (1.2%):
  13,150   Men's Wearhouse* .....................     293
                                                   ------
Miscellaneous Business Services (5.6%):
   7,500   American Management Systems ..........     246
  15,700   Concord EFS* .........................     408
   2,650   Fiserv* ..............................     115
   5,550   Jack Henry & Associates ..............     278
   6,800   Paychex ..............................     286
                                                   ------
                                                    1,333
                                                   ------
Petroleum & Fuel Products (1.3%):
   5,250   Apache ...............................     309
                                                   ------

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
MID CAP GROWTH FUND (CONCLUDED)

                                                    MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
-------------  ----------------------------  ---------------------
COMMON STOCK, CONTINUED:
Professional Services (3.1%):
   7,350   Marchfirst* .........................  $   134
   8,150   Robert Half International* ..........      232
   1,400   Sapient* ............................      150
   7,700   Viant* ..............................      228
                                                  -------
                                                      744
                                                  -------
Restaurants (0.8%):
   8,000   Jack In The Box* ....................      197
                                                  -------
Retail (2.9%):
  10,850   BJ's Wholesale Club* ................      358
   2,650   Circuit City ........................       88
  12,650   Family Dollar Stores ................      247
                                                  -------
                                                      693
                                                  -------
Semi-Conductors/Instruments (16.2%):
   5,400   Advanced Micro Devices* .............      417
   2,300   Applied Micro Circuits* .............      227
   2,650   Atmel* ..............................       98
   3,950   Conexant Systems* ...................      192
   4,750   Cypress Semiconductor* ..............      201
   3,500   Dallas Semiconductor ................      143
   3,350   Fairchild Semiconductor, Cl A* ......      136
   4,800   Integrated Device Technology* .......      287
   4,200   KLA-Tencor* .........................      246
   3,050   LSI Logic*# .........................      165
   2,450   Microchip Technology ................      143
   3,300   National Semiconductor* .............      187
   4,150   Novellus Systems* ...................      235
   3,450   Qlogic* .............................      228
   3,500   RF Micro Devices* ...................      307
   3,650   Sawtek* .............................      210
   3,450   Teradyne* ...........................      254
   2,800   Vitesse Semiconductor* ..............      206
                                                  -------
                                                    3,882
                                                  -------
Technology (3.7%):
   7,000   Jabil Circuit*# .....................      347
   4,500   Sanmina* ............................      385
   2,750   Symbol Technologies .................      148
                                                  -------
                                                      880
                                                  -------
Telephone & Telecommunication (6.8%):
   2,000   Allegiance Telecom* .................      128
  22,650   McLeodUSA, CL A*# ...................      469
   2,650   Nextlink Communications, Cl A* ......      101
   4,750   SBA Communications* .................      247
   1,400   Voicestream Wireless*# ..............      163
   9,950   Winstar Communications*# ............      337
   3,600   Wireless Facilities* ................      183
                                                  -------
                                                    1,628
                                                  -------

                                                   MARKET
                        SECURITY                    VALUE
   SHARES               DESCRIPTION                 (000)
---------- ----------------------------------- -----------------
COMMON STOCK, CONTINUED:
Testing Laboratories (1.1%):
     850   Affymetrix* .........................  $   140
   2,050   PE Biosystems .......................      135
                                                  -------
                                                      275
                                                  -------
Total Common Stock (Cost $19,126) ..............   23,336
                                                  -------
U.S. GOVERNMENT AGENCY (2.1%):
$500,000   Federal National Mortgage Association
             6.400%+, 07/05/00 .................      500
                                                  -------
Total U.S. Government Agency (Cost $500) .......      500
                                                  -------
CASH EQUIVALENT (4.2%):
 997,327   Goldman Sachs Financial Prime Obligation
             Money Market Fund .................      997
                                                  -------
Total Cash Equivalent (Cost $997) ..............      997
                                                  -------
Total Investments (Cost $20,623) -- 101.6% .....   24,333
                                                  -------
Other Assets and Liabilities, Net (1.6%)% ......     (374)
                                                  -------
Total Net Assets -- 100.0% ...................... $23,959
                                                  =======

---------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ EFFECTIVE YIELD
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
SMALL CAP GROWTH FUND

                                                   MARKET
                        SECURITY                   VALUE
  SHARES               DESCRIPTION                 (000)
----------  ------------------------------  ----------------------
COMMON STOCK (86.9%):
Air Transportation (0.9%):
   4,400   Atlas Air* ..........................  $   158
                                                  -------
Banks (0.9%):
   5,800   Cullen Frost Bankers ................      153
                                                  -------
Broadcasting, Newspapers & Advertising (0.8%):
   2,100   Citadel Communications* .............       73
   3,300   Spanish Broadcasting Systems, Cl A* .       68
                                                  -------
                                                      141
                                                  -------
Building & Construction Supplies (1.6%):
   3,050   Insituform Technologies* ............       83
   3,600   Trex* ...............................      180
                                                  -------
                                                      263
                                                  -------
Business Services (1.3%):
   2,100   American Management Systems .........       69
   2,600   Corporate Executive Board* ..........      156
                                                  -------
                                                      225
                                                  -------
Communications Equipment (10.3%):
   4,500   Act Manufacturing*# .................      209
   1,600   Anaren Microwave* ...................      210
   1,400   AudioCodes ..........................      168
   3,000   Carrier Access*# ....................      159
   5,500   C-Cor.Net* ..........................      148
   4,900   Commscope* ..........................      201
   3,300   Digital Microwave* ..................      126
   3,550   Mercury Computer Systems* ...........      115
   1,800   Sawtek* .............................      104
   2,000   Tumbleweed Communications*# .........      102
   1,700   Tut Systems* ........................       98
   1,850   ViaSat* .............................      100
                                                  -------
                                                    1,740
                                                  -------
Computer Communications Equipment (6.5%):
   3,400   Anadigics* ..........................      116
   1,000   Micromuse* ..........................      165
   4,400   Optimal Robotics* ...................      169
   3,700   Paradyne Networks* ..................      120
   2,725   RSA Security* .......................      189
   2,700   Sierra Wireless* ....................      145
   2,250   Sonicwall* ..........................      198
                                                  -------
                                                    1,102
                                                  -------
Computers (2.6%):
   5,000   Advanced Digital Information* .......       80
   2,200   Iona Technologies, ADR* .............      139
   4,500   Rainbow Technologies* ...............      219
                                                  -------
                                                      438
                                                  -------
Computer Design & Programming (0.2%):
   2,600   Igate Capital* ......................       36
                                                  -------
Computer Services (0.5%):
   2,400   Intranet Solutions* .................       92
                                                  -------

                                                     MARKET
                        SECURITY                     VALUE
   SHARES               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------
COMMON STOCK, CONTINUED:
Computer Software (8.6%):
   2,500   Advent Software* ....................  $   161
   1,700   Allaire* ............................       62
   2,800   Embarcadero Technologies* ...........       82
   3,700   F5 Networks*# .......................      202
   2,500   Insight Enterprises* ................      148
   2,400   Level 8 Systems* ....................       51
   1,800   Mercury Interactive* ................      174
   3,400   Metasolv Software* ..................      150
   4,100   Novadigm* ...........................       81
   3,900   Onyx Software* ......................      116
   4,000   Remedy* .............................      223
                                                  -------
                                                    1,450
                                                  -------
Drugs & Health Care (3.6%):
   2,850   Barr Laboratories* ..................      128
   1,100   Incyte Pharmaceuticals* .............       90
   3,200   Priority Healthcare, Cl B* ..........      238
   3,400   Tanox* ..............................      161
                                                  -------
                                                      617
                                                  -------
Electronics (1.9%):
   2,600   CTS .................................      117
   4,000   Gentex* .............................      100
   2,250   Titan* ..............................      101
                                                  -------
                                                      318
                                                  -------
Entertainment (1.0%):
   2,500   Macrovision* ........................      160
                                                  -------
Financial Services (2.5%):
   3,900   Compucredit .........................      117
   2,300   Dain Rauscher .......................      152
   6,150   Metris ..............................      154
                                                  -------
                                                      423
                                                  -------
Gas & Natural Gas (1.2%):
   6,000   Nicor ...............................      196
                                                  -------
Measuring Devices (0.6%):
   1,500   Molecular Devices* ..................      104
                                                  -------
Medical & Medical Services (6.7%):
   1,100   Arthrocare* .........................       59
   3,200   Aspect Medical Systems* .............       86
   1,950   Avigen* .............................       86
   2,000   Caliper Technologies*# ..............       92
  16,000   Cardiodynamics International* .......      100
   3,000   Cytyc* ..............................      160
   3,800   Datascope* ..........................      137
   7,900   Endocare*# ..........................      160
   6,000   PolyMedica* .........................      259
                                                  -------
                                                    1,139
                                                  -------
Petroleum & Fuel Products (7.4%):
   3,000   Cal Dive International* .............      163
   6,000   Cross Timbers Oil ...................      133

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
SMALL CAP GROWTH FUND (CONCLUDED)

                                                    MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
------------  ----------------------------  ----------------------
COMMON STOCK, CONTINUED:
Petroleum & Fuel Products, continued:
  13,400   Global Industries* ..................  $   253
   9,000   Pride International* ................      223
   6,000   UTI Energy* .........................      241
   9,200   Veritas DGC* ........................      239
                                                  -------
                                                    1,252
                                                  -------
Pharmaceuticals (2.4%):
   6,750   King Pharmaceuticals*# ..............      296
  14,000   SICOR* ..............................      112
                                                  -------
                                                      408
                                                  -------
Photographic Equipment & Supplies (0.7%):
   5,800   Concord Camera* .....................      121
                                                  -------
Printing & Publishing (0.7%):
   3,000   Valassis Communications* ............      114
                                                  -------
Restaurants (1.5%):
  10,100   Jack In The Box* ....................      249
                                                  -------
Retail (3.9%):
   3,500   99 Cents Only Stores* ...............      140
   5,100   BJ's Wholesale Club* ................      168
   4,200   Michaels Stores* ....................      192
   3,300   Too* ................................       84
   2,750   Tweeter Home Entertainment Group* ...       83
                                                  -------
                                                      667
                                                  -------
Semi-Conductors/Instruments (8.2%):
   4,900   Asm International* ..................      130
   2,400   Asyst Technologies* .................       82
   2,600   Cymer* ..............................      124
   3,100   Exar* ...............................      270
   3,200   Integrated Silicon Solutions* .......      122
   4,300   Metalink Limited* ...................      127
   2,600   Netsilicon*# ........................       85
   1,900   PRI Automation, Cl A* ...............      124
   4,100   Quicklogic* .........................       91
   1,700   Transwitch* .........................      131
   1,500   Zoran*# .............................       99
                                                  -------
                                                    1,385
                                                  -------
Telephone & Telecommunication (5.2%):
   6,100   Alamosa PCS Holdings* ...............      127
   7,900   ICG Communications * ................      174
   4,200   Intermedia* .........................      125
   2,000   Leap Wireless International* ........       94
   2,500   Mastec* .............................       95
   5,200   SBA Communications* .................      270
                                                  -------
                                                      885
                                                  -------
Testing Laboratories (4.3%):
   2,900   Diversa* ............................       96
   4,500   Gene Logic* .........................      161
   3,700   Genome Therapeutics* ................      113
   1,000   Myriad Genetics* ....................      148
   4,600   Sequenom* ...........................      209
                                                  -------
                                                      727
                                                  -------

                                                     MARKET
                        SECURITY                     VALUE
   SHARES               DESCRIPTION                   (000)
---------- ----------------------------------- -----------------

Transportation (0.9%):
   3,200   CH Robinson Worldwide ...............  $   158
                                                  -------
Total Common Stock (Cost $10,685) ..............   14,721
                                                  -------
U.S. GOVERNMENT AGENCY (4.7%):
$800,000   Federal National Mortgage Association
             6.400%+, 07/05/00 .................      799
                                                  -------
Total U.S. Government Agency (Cost $799)              799
                                                  -------
REPURCHASE AGREEMENT (3.0%):
 500,000   Prudential, 6.400%, (dated 06/30/00,
             matures 07/03/00, repurchase price
             $500,267; collateralized by FHLMC
             obligations: total value $511,207)       500
                                                  -------
Total Repurchase Agreements (Cost $500)               500
                                                  -------
CASH EQUIVALENT (2.3%):
 381,188   Goldman Sachs Financial Prime Obligation
             Money Market Fund                        381
                                                  -------
Total Cash Equivalent (Cost $381)                     381
                                                  -------
Total Investments (Cost $12,365) -- 96.9%          16,401
                                                  -------
Other Assets and Liabilities, Net -- 3.1%             531
                                                  -------
Total Net Assets -- 100.0%                        $16,932
                                                  =======

-------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN
+ EFFECTIVE YIELD
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
EQUITY GROWTH FUND

                                                   MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
----------  ------------------------------  ----------------------
COMMON STOCK (96.0%):
Aerospace (0.4%):
     350   United Technologies .................  $    21
                                                  -------
Banks (3.7%):
   1,200   Bank of New York ....................       56
   2,300   MBNA ................................       62
     500   Northern Trust ......................       33
     600   State Street ........................       64
                                                  -------
                                                      215
                                                  -------
Broadcasting, Newspapers & Advertising (1.2%):
     800   Omnicom Group .......................       71
                                                  -------
Business Services (1.8%):
   1,300   Automatic Data Processing ...........       70
   1,300   Concord EFS* ........................       34
                                                  -------
                                                      104
                                                  -------
Cable Television (1.1%):
   1,600   Comcast, Cl A Special* ..............       65
                                                  -------
Chemicals (1.6%):
     600   Avery Dennison ......................       40
     976   Pharmacia ...........................       50
                                                  -------
                                                       90
                                                  -------
Communications Equipment (6.2%):
   1,300   ADC Telecommunications* .............      109
   1,300   Lucent Technologies .................       77
   2,000   Nortel Networks, ADR ................      137
     650   Qualcomm* ...........................       39
                                                  -------
                                                      362
                                                  -------
Computer Hardware (7.2%):
   3,150   Cisco Systems* ......................      200
   2,000   EMC* ................................      154
     700   Sun Microsystems* ...................       64
                                                  -------
                                                      418
                                                  -------
Computer Software (3.2%):
     200   BMC Software* .......................        7
   2,200   Microsoft* ..........................      176
                                                  -------
                                                      183
                                                  -------
Computers (2.0%):
     250   Hewlett Packard .....................       31
     800   International Business Machines .....       88
                                                  -------
                                                      119
                                                  -------
Diversified Manufacturing (5.0%):
   4,650   General Electric ....................      246
     550   Minnesota Mining & Manufacturing ....       45
                                                  -------
                                                      291
                                                  -------

                                                   MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
----------  ------------------------------  ----------------------
COMMON STOCK, CONTINUED:
Drugs & Health Care (10.8%):
     800   Amgen* ..............................  $    56
   1,200   Bristol-Myers Squibb ................       70
     500   Johnson & Johnson ...................       51
     200   Lilly (Eli) .........................       20
     850   Merck ...............................       65
   5,950   Pfizer ..............................      286
   1,550   Schering-Plough .....................       78
                                                  -------
                                                      626
                                                  -------
Entertainment (1.0%):
   2,400   AT&T-Liberty Media, Cl A* ...........       58
                                                  -------
Financial Services (3.4%):
   1,350   American Express ....................       70
   1,250   Citigroup ...........................       75
     600   Fannie Mae ..........................       31
     550   Freddie Mac .........................       22
                                                  -------
                                                      198
                                                  -------
Food & Beverage (1.5%):
     200   Coca Cola ...........................       12
   1,650   PepsiCo .............................       73
                                                  -------
                                                       85
                                                  -------
Household Products (1.9%):
   1,100   Colgate Palmolive ...................       66
     800   Procter & Gamble ....................       46
                                                  -------
                                                      112
                                                  -------
Insurance (3.7%):
   1,400   American International Group ........      165
     450   Marsh & McLennan ....................       47
                                                  -------
                                                      212
                                                  -------
Medical & Medical Services (1.0%):
   1,150   Medtronic ...........................       57
                                                  -------
Miscellaneous Manufacturing (2.6%):
   3,150   Tyco International ...................     149
                                                  -------
Motorcycle & Motor Scooter (1.1%):
   1,700   Harley-Davidson ......................      65
                                                  -------
Office & Business Equipment (1.6%):
     700   Lexmark International, Cl A* .........      47
   1,100   Pitney Bowes .........................      44
                                                  -------
                                                       91
                                                  -------
Paper & Forest Products (0.6%):
   1,100   International Paper ..................      33
                                                  -------
Personnal Care (0.3%):
     450   Gillette .............................      16
                                                  -------

SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000
EQUITY GROWTH FUND (CONCLUDED)

                                                    MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
----------  ------------------------------  ---------------------
COMMON STOCK, CONTINUED:
Petroleum & Fuel Products (2.4%):
     800   Burlington Resources ................  $    31
   1,450   Schlumberger ........................      108
                                                  -------
                                                      139
                                                  -------
Petroleum Refining (4.9%):
     700   Chevron .............................       59
   1,200   Coastal .............................       73
   1,900   Conoco ..............................       47
   1,350   Exxon Mobil .........................      106
                                                  -------
                                                      285
                                                  -------
Printing & Publishing (1.4%):
   1,100   Time Warner .........................       84
                                                  -------
Retail (8.6%):
   1,600   Costco Wholesale* ...................       53
   1,850   Home Depot ..........................       92
     400   Kroger* .............................        9
     250   Lowe's ..............................       10
   1,300   Radioshack ..........................       62
   1,200   Safeway* ............................       54
   1,000   Target ..............................       58
   1,300   Walgreen ............................       42
   2,100   Wal-Mart ............................      121
                                                  -------
                                                      501
                                                  -------
Semi-Conductors/Instruments (9.6%):
     750   Altera* .............................       76
   1,000   Analog Devices* .....................       76
     700   Applied Materials* ..................       63
   1,800   Intel ...............................      241
   1,500   Texas Instruments ...................      103
                                                  -------
                                                      559
                                                  -------
Telephone & Telecommunication (5.8%):
   1,050   Alltel ..............................       65
     900   BellSouth ...........................       38
     700   GTE .................................       44
     600   Motorola ............................       17
   1,768   SBC Communications ..................       77
     900   Vodafone Group, ADR .................       37
   1,300   Worldcom* ...........................       60
                                                  -------
                                                      338
                                                  -------
Wholesale (0.4%):
     600   Sysco ...............................       25
                                                  -------
Total Common Stock
(Cost $4,768) ..................................    5,572
                                                  -------

                                                   MARKET
                        SECURITY                    VALUE
  SHARES               DESCRIPTION                  (000)
----------  ------------------------------  ----------------------
CASH EQUIVALENT (3.9%):
  225,921    Fidelity Domestic Money
             Market Fund .......................  $   226
                                                  -------
Total Cash Equivalent (Cost $226)                     226
                                                  -------
Total Investments (Cost $4,994) -- 99.9%            5,798
                                                  -------
Other Assets and Liabilities, Net -- 0.1%               5
                                                  -------
Total Net Assets -- 100.0%                        $ 5,803
                                                  =======
------------------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                            (UNAUDITED)
(000)

                                                                     SIX MONTHS ENDED JUNE 30, 2000
                                                   --------------------------------------------------------------------
                                                                INTERNATIONAL       MID           SMALL         EQUITY
                                                     BOND          EQUITY       CAP GROWTH     CAP GROWTH       GROWTH
                                                     FUND           FUND           FUND           FUND           FUND
                                                    ------      -------------   ----------     ----------       -------
ASSETS:
Investments at value (Cost $6,980, $14,551,
   $20,623, $12,365 and $4,994, respectively) ....  $6,875        $18,565        $24,333         $16,401         $5,798
Interest and dividends receivable ................      74             30             --               5              4
Receivable for investments sold ..................      --            257          7,217             789             10
Capital shares sold ..............................      --              2             --              --             --
Other Assets .....................................      --             35             --              62             --
                                                    ------        -------        -------         -------         ------
     Total Assets ................................   6,949         18,889         31,550          17,257          5,812
                                                    ------        -------        -------         -------         ------
LIABILITIES:
Payable for investments purchased ................      --            167          7,511             292              3
Accrued expenses .................................       7             35             62              33              6
Other ............................................      11            144             18              --             --
                                                    ------        -------        -------         -------         ------
     Total Liabilities ...........................      18            346          7,591             325              9
                                                    ------        -------        -------         -------         ------
Net Assets .......................................  $6,931        $18,543        $23,959         $16,932         $5,803
                                                    ------        -------        -------         -------         ------
NET ASSETS:
Portfolio Shares
   (unlimited authorization -- no par value)
   based on 696,585; 971,816; 993,158; 751,320
   and 500,010 outstanding shares of
   beneficial interest ...........................   6,886          7,821          5,478           8,253          4,998
Accumulated net realized gain/(loss)
   on investments and futures ....................    (567)         6,763         14,902           4,701             --
Net unrealized appreciation/(depreciation) on
   investments and futures .......................    (105)         4,014          3,710           4,048            804
Net investment loss/(loss) .......................     717            (55)          (131)            (70)             1
                                                    ------        -------        -------         -------         ------
Total Net Assets-- 100% ..........................  $6,931        $18,543        $23,959         $16,932         $5,803
                                                    ======        =======        =======         =======         ======
Net Asset Value, Offering and Redemption
   Price Per Share ...............................  $ 9.95        $ 19.08        $ 24.12         $ 22.54         $11.61
                                                    ======        =======        =======         =======         ======
The gross unrealized appreciation/(depreciation)
   for book purposes which is not materially
   different from Federal income tax purposes
   is as follows:
Gross Appreciation ...............................  $   50        $ 4,230        $ 4,458         $ 4,526         $1,090
Gross Depreciation ...............................    (155)          (216)          (748)           (478)          (286)
                                                    ------        -------        -------         -------         ------
     Total .......................................  $ (105)       $ 4,014        $ 3,710         $ 4,048         $  804

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                            (UNAUDITED)
(000)

                                                                   SIX MONTHS ENDED JUNE 30, 2000
                                                  -------------------------------------------------------------------
                                                               INTERNATIONAL      MID          SMALL         EQUITY
                                                     BOND          EQUITY      CAP GROWTH    CAP GROWTH       GROWTH
                                                     FUND           FUND          FUND          FUND           FUND
                                                    ------     -------------   ----------    ----------      -------
INVESTMENT INCOME:
Interest .........................................  $  264       $    20        $   60         $   51          $ 13
Dividends ........................................      --           130             5             11            19
Securities lending ...............................      --             2             5              5            --
Less: Foreign taxes withheld .....................      --           (16)           --             --            --
                                                    ------       -------        ------         ------          ----
     Total Investment Income .....................     264           136            70             67            32
                                                    ------       -------        ------         ------          ----
EXPENSES:
Investment advisory fees .........................      21           111           121             86            21
Less: fees waived by Investment Adviser ..........      --            (3)           (3)            --           (21)
Administration fees ..............................       7            16            24             17             6
Custodian and accounting fees ....................      --            39             2              3             2
Professional fees ................................      37             7            45             24            15
Trustees fees ....................................      --             1            --             --            --
Transfer Agent fees ..............................       4             3             3              4             2
Printing and shareholder reports .................       2             6             6              3             2
Miscellaneous ....................................      --             6             3             --             4
                                                    ------       -------        ------         ------          ----
     Total Expenses ..............................      71           186           201            137            31
                                                    ------       -------        ------         ------          ----
Net Investment Income/(Loss) .....................     193           (50)         (131)           (70)            1
                                                    ------       -------        ------         ------          ----
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Net realized gain/(loss) on futures ..............      --           (25)          172             36            --
Net realized gain/(loss) on investments ..........    (178)        1,886         7,692          2,964            26
Net realized loss on foreign currency
   transactions ..................................      --           (14)           --             --            --
Net change in unrealized appreciation/
   depreciation on investments ...................     151        (3,191)       (4,690)        (1,523)           76
Net change in unrealized appreciation/
   depreciation on futures .......................      --           (12)           --             12            --
                                                    ------       -------        ------         ------          ----
Net gain/(loss) on investments ...................     (27)       (1,356)        3,174          1,489           102
                                                    ------       -------        ------         ------          ----
Net increase/decrease in net assets resulting
   from operations ...............................  $  166       $(1,406)       $3,043         $1,419          $103
                                                    ======       =======        ======         ======          ====

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
(000)

                                                                         BOND FUND             INTERNATIONAL EQUITY FUND
                                                                 ---------------------------  ---------------------------
                                                                  SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                                                     ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                                                 JUNE 30, 2000     1999       JUNE 30, 2000     1999
                                                                 -------------  ------------  -------------  ------------
                                                                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income/(loss) ...............................  $   193       $   524       $   (50)       $  (119)
     Net realized gain/(loss) on investments, futures and
         foreign currency transactions ..........................     (178)         (365)        1,847          5,369
     Net change in unrealized appreciation/depreciation
       on investments, futures and foreign currency
       transactions .............................................      151          (418)       (3,203)         2,603
                                                                   -------       -------       -------        -------
Net increase/decrease in net assets resulting from operations ...      166          (259)       (1,406)         7,853
                                                                   -------       -------       -------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income .......................       --          (627)           --             --
     Distributions from net realized capital gains ..............       --          (111)           --           (770)
                                                                   -------       -------       -------        -------
Total Distributions .............................................       --          (738)           --           (770)
                                                                   -------       -------       -------        -------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued ................................      377         1,156           429            631
     Dividends reinvested .......................................       --           739            --            770
     Cost of shares redeemed ....................................   (1,082)       (5,765)       (1,064)        (6,271)
                                                                   -------       -------       -------        -------
Decrease in net assets from capital transactions ................     (705)       (3,870)         (635)        (4,870)
                                                                   -------       -------       -------        -------
Total increase/(decrease) in net assets .........................     (539)       (4,867)       (2,041)         2,213
NET ASSETS:
     Beginning of year ..........................................    7,470        12,337        20,584         18,371
                                                                   -------       -------       -------        -------
     End of year ................................................  $ 6,931       $ 7,470       $18,543        $20,584
                                                                   =======       =======       =======        =======
CAPITAL SHARE TRANSACTIONS:
     Issued .....................................................       39           110            21             42
     Reinvested .................................................       --            76            --             51
     Redeemed ...................................................     (111)         (547)          (53)          (418)
                                                                   -------       -------       -------        -------
Change in shares ................................................      (72)         (361)          (32)          (325)
                                                                   =======       =======       =======        =======


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       19

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND
(000)

                                                  MID CAP GROWTH FUND     SMALL CAP GROWTH FUND    EQUITY GROWTH FUND*
                                                ----------------------- ------------------------- -------------------------
                                                SIX MONTHS    YEAR      SIX MONTHS      YEAR      SIX MONTHS    PERIOD
                                                   ENDED      ENDED       ENDED        ENDED        ENDED       ENDED
                                                 JUNE 30,   DECEMBER 31,  JUNE 30,   DECEMBER 31,   JUNE 30,  DECEMBER 31,
                                                   2000        1999        2000        1999         2000        1999
                                                ----------- ------------ ---------   ------------  ---------  ------------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income/(loss) .............  $   (131)   $   (265)   $    (70)   $   (175)     $    1      $   (2)
     Net realized gain/(loss) on
       investments and futures ................     7,864       7,336       3,000       1,929          26         (26)
     Net change in unrealized
       appreciation/depreciation
       on investments and futures .............    (4,690)      1,211      (1,511)      1,461          76         728
                                                 --------    --------    --------    --------      ------      ------
Net increase in net assets
   resulting from operations ..................     3,043       8,282       1,419       3,215         103         700
                                                 --------    --------    --------    --------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized
       capital gains ..........................        --      (1,236)         --        (712)         --          --
                                                 --------    --------    --------    --------      ------      ------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued ..............       782       1,749         630       1,640          --       5,000
     Dividends reinvested .....................        --       1,236          --         712          --          --
     Cost of shares redeemed ..................    (2,833)    (16,130)     (1,590)    (10,836)         --          --
                                                 --------    --------    --------    --------      ------      ------
Increase/(decrease) in net assets from
   capital transactions .......................    (2,051)    (13,145)       (960)     (8,484)         --       5,000
                                                 --------    --------    --------    --------      ------      ------
Total increase/(decrease) in net assets .......       992      (6,099)        459      (5,981)        103       5,700
NET ASSETS:
     Beginning of period ......................    22,967      29,066      16,473      22,454       5,700          --
                                                 --------    --------    --------    --------      ------      ------
     End of period ............................  $ 23,959    $ 22,967    $ 16,932    $ 16,473      $5,803      $5,700
                                                 ========    ========    ========    ========      ======      ======
CAPITAL SHARE TRANSACTIONS:
     Issued ...................................        33         105          27         109          --         500
     Reinvested ...............................        --          74          --          45          --          --
     Redeemed .................................      (119)       (951)        (69)       (706)         --          --
                                                 --------    --------    --------    --------      ------      ------
Change in shares ..............................       (86)       (772)        (42)       (552)         --         500
                                                 ========    ========    ========    ========      ======      ======

---------------

*  Fund commenced operations on September 13, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       20

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND                                          JUNE 30, 2000

1.   ORGANIZATION:

     On May 1, 2000, The Parkstone Advantage Fund changed its name to The Armada Advantage Fund. The International Discovery, Mid Capitalization and Small Capitalization Funds changed their names to International Equity, Mid Cap Growth and Small Cap Growth Funds, respectively. The Armada Advantage Fund (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Company is authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Company presently offers series of shares of the Bond Fund, the International Equity Fund, the Mid Cap Growth Fund, the Small Cap Growth Fund and the Equity Growth Fund (collectively, "the Funds" and individually, a "Fund"). Sales of shares of the Funds may only be made to separate accounts of various life insurance companies ("Participating Insurance Companies") and certain qualified benefit plans. As of June 30, 2000, the Participating Insurance Company for the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds is Security Benefit Life Insurance Company. The Participating Insurance Company for the Equity Growth Fund is Hartford Life Insurance Company. On June 19, 2000, Hartford Life Insurance Company became a Participating Insurance Company for the International Equity and Mid Cap Growth Funds. The Balanced Allocation Fund is registered but has not yet commenced operations.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     An equity or bond fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unrealiable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

     Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy and hold shares of the Funds.

     FOREIGN CURRENCY TRANSLATION:

     The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of each transaction.

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND (CONTINUED)                              JUNE 30, 2000

     The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     REPURCHASE AGREEMENTS:

     Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Company's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Company will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Company maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

     LENDING PORTFOLIO SECURITIES:

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

     When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

     There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by National City Investment Management Company ("IMC") to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as of June 30, 2000. As of June 30, 2000, the following Funds had securities with the following market values on loan:

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND (CONTINUED)                              JUNE 30, 2000

                                            MARKET               MARKET VALUE
                                           VALUE OF                OF LOANED
                                        COLLATERAL (000)       SECURITIES (000)
                                        ----------------       ----------------
     International Equity Fund .........   $1,509                   $1,509
     Mid Cap Growth Fund ...............    3,821                    3,819
     Small Cap Growth Fund .............    1,312                    1,311

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

     The Funds will make distributions from net investment income and net realized capital gains on investments, if any, annually.

     FEDERAL INCOME TAXES:

     It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. On the statement of net assets the following adjustments were made:

                                  ACCUMULATED      UNDISTRIBUTED
                                NET INVESTMENT    NET INVESTMENT     PAID-IN-
     FUND                         GAIN (000)       INCOME (000)    CAPITAL (000)
     ----                       --------------    ---------------  ------------
     International Equity Fund ....  (170)              170             --
     Mid Cap Growth Fund ..........  (265)              265             --
     Small Cap Growth Fund ........  (175)              175             --
     Equity Growth Fund ...........    --                 2             (2)



     FORWARD CURRENCY CONTRACTS:

     The Funds may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held at June 30, 2000 are recorded for financial reporting purposes as unrealized gains and losses by the Funds. The following forwards were open at June 30, 2000.

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND (CONTINUED)                              JUNE 30, 2000

                                  CONTRACTS       IN                   UNREALIZED
                                TO (DELIVER)/  EXCHANGE               APPRECIATION
                                  RECEIVE        FOR     SETTLEMENT  (DEPRECIATION)
FUND                               (000)        (000)       DATE          (000)
------                            --------     --------  ----------  -------------
INTERNATIONAL EQUITY FUND
  FOREIGN CURRENCY SALES:
   Swiss Franc ...............     CH (96)      $(59)     07/05/00         $--
  FOREIGN CURRENCY PURCHASES:
   Swiss Franc ...............     CH 42        $ 26      07/03/00          --
   Danish Krone ..............     DK 181       $ 23      07/03/00          --

     FUTURES CONTRACTS:

     Certain of the Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contact is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Financial futures contracts open at June 30, 2000 were as follows:

                                              NUMBER         NOTIONAL                  UNREALIZED
                                                OF          COST AMOUNT    EXPIRATION  GAIN/(LOSS)
      FUND                                   CONTRACTS         (000)          DATE        (000)
     ------                                  ---------      -----------    ----------  -----------
     INTERNATIONAL EQUITY FUND --
       DAX Index                                 1             $178          Sep-00       $(12)
       Topix  Index                              1              161          Jun-00         (1)
     SMALL CAP GROWTH FUND --
       Russell 2000 Index                        3              772          Sept-00        12

     MORTGAGE DOLLAR ROLLS:

     For the purpose of enhancing the Fund's yield, the BondFund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contacts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid high-grade securities in an amount at least equal to its commitment to repurchase.

     OTHER:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Company are pro-rated to the Funds on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND (CONTINUED)                              JUNE 30, 2000

3.   INVESTMENT RISKS:

     The International Equity Fund's investment in foreign securities may involve risks not present in domestic investments. Since foreign securities are denominated in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these currencies to the U.S. dollar can significantly affect the value of the investment and operations of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

4.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the period ended June 30, 2000, are as follows:

                                     PURCHASES (000)    SALES (000)
                                     ---------------    -----------
     Bond Fund ........................  $ 2,702          $ 3,106
     International Equity Fund ........   11,982           12,397
     Mid Cap Growth Fund ..............   21,601           23,704
     Small Cap Growth Fund ............   10,350           12,366
     Equity Growth Fund ...............      716              729

     Purchases and sales of long-term U.S. Government obligations were:

                                     PURCHASES (000)    SALES (000)
                                     ---------------    -----------
     Bond Fund ........................  $ 4,473           $4,459

     As of June 30, 2000 the following Funds have a capital loss carryforward:

                                                          EXPIRATION
     FUND                              AMOUNT (000)         DATE
     -----                             ------------       ----------
     Bond Fund ........................     $338             2007
     Equity Growth Fund ...............       26             2007

5.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by National City Investment Management Co. (IMC). Under the terms of the investment advisory agreement, IMC is entitled to receive fees based on a percentage of the average daily net assets of the Funds. National City Bank, an affiliate of IMC, serves as custodian of the Company's assets and receives a fee based on the daily average net assets of each Fund.

     Effective July 6, 1999, SEI Investments Mutual Funds Services became the Administrator and Mutual Fund Accountant to the Company; SEI Investments Distribution Co. became the Distributor of Company shares; and State Street Bank & Trust Company became the Transfer Agent to the Company.

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------
THE ARMADA ADVANTAGE FUND (CONTINUED)                              JUNE 30, 2000

                                                           INTERNATIONAL         MID           SMALL         EQUITY
                                                 BOND         EQUITY         CAP GROWTH     CAP GROWTH       GROWTH
                                                 FUND          FUND             FUND           FUND           FUND
                                                -------    -------------     ----------     ----------      ----------
     INVESTMENT ADVISORY FEES:
     Annual fee
       (percentage of average net assets)        0.55%(a)      1.15%(b)        1.00%           1.00%          0.75%(c)
     ADMINISTRATION FEES:
     Annual fee
       (percentage of average net assets)        0.20%         0.20%           0.20%           0.20%          0.20%

----------

(a) The contractual Investment Advisory fee was lowered from 0.74% to 0.55% effective October 1, 1999.
(b) The contractual Investment Advisory fee was lowered from 1.25% to 1.15% effective October 1, 1999.
(c) The advisor is voluntarily waiving the full Investment Advisory fee. Fee waivers are voluntary and may change.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds, The Armada Advantage Fund and, prior to completion of reorganization into Armada Funds on June 16, 2000, Parkstone Group of Funds. No person who is an officer, director, trustee, or employee of IMC, SEI Investments Distribution Co., or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Company receives any compensation from theCompany.

     Trustees who receive fees are eligible for participation in the Company's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                                Board of Trustees

ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.               ROBERT J. FARLING
Strategic Distribution, Inc.            Retired Chairman, President and Chief
                                          Executive Officer, Centerior Energy
HERBERT R. MARTENS, JR.
PRESIDENT                               RICHARD W. FURST
Executive Vice President,               Garvice D. Kincaid Professor of Finance
  National City Corporation               and Dean, Gatton College of Business
Chairman, President and Chief Executive   and Economics, University of Kentucky
  Officer, NatCity Investments,Inc.     Director:
                                        Foam Design, Inc.
LEIGH CARTER                            The Seed Corporation
Retired President and Chief Operating   Office Suites Plus, Inc.
  Officer, B.F. Goodrich Company        ihigh.com, Inc.
Director:
Kirtland Capital Corporation            GERALD L. GHERLEIN
Morrison Products                       Retired Executive Vice President and
TruSeal Technologies                      General Counsel, Eaton Corporation

JOHN F. DURKOTT                          J. WILLIAM PULLEN
President and Chief Operating Officer,   President and Chief Executive Officer,
 Kittle's Home Furnishings Center, Inc.  Whayne Supply Company


The Armada Advantage Fund Trustees also serve as the Trustees of Armada Funds. They served as Trustees of The Parkstone Group of Funds until the completion of its reorganization into Armada Funds on June 16, 2000.

                                                 [Armada Advantage logo omitted]

                                                               FIRST CLASS MAIL
[Armada Advantage logo omitted]                                  U.S. POSTAGE
One Freedom Valley Drive                                             PAID
Oaks, PA 19456                                                  CLEVELAND OHIO
                                                                 PERMIT # 1535


INVESTMENT ADVISOR:

NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ARM-F-012-01000                                                          (6/00)